Label	Element	Value
MassMutual Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual Strategic Bond Fund
(the “Fund”)
Supplement dated August 10, 2021, to the
Prospectus dated February 1, 2021 and the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective August 10, 2021, Brandywine Global Investment Management, LLC (“Brandywine Global”) was added as a subadviser of the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Strategic Bond Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective August 10, 2021, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund (on page 10 of the Prospectus):

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective August 10, 2021, the following information replaces the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (beginning on page 10 of the Prospectus):
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, mortgage-backed securities, and money market instruments. The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities of these entities. The Fund may also invest in emerging markets. The Fund may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to attempt to seek to hedge or to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of additional exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio); interest rate swaps (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio); credit default swaps (for hedging purposes, to earn additional income, or as a substitute for direct investments); and hybrid instruments (as a substitute for direct investments). The Fund may also purchase and sell exchange-traded and over-the-counter options for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may purchase and sell securities on a when-issued, delayed delivery, or forward commitment basis. The Fund may also invest in money market securities, including commercial paper. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is managed by three subadvisers, Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), and Brandywine Global Investment Management, LLC (“Brandywine Global”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets.
The Fund invests primarily in investment grade securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s, or, if unrated, determined by the subadviser to be of comparable quality), but may invest up to 25% of the portfolio in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if Western Asset or Brandywine Global consider that doing so would be consistent with the Fund’s investment objective. Certain fixed income securities in which the Fund may invest pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset upon a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. The Fund may also acquire, and subsequently hold, warrants and other equity interests. The Fund’s effective duration is normally expected to be between three and nine years. If the Fund’s effective duration falls outside of this range, the Fund will take action to bring it within its expected range within a reasonable period of time. Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows. Effective duration measures the price sensitivity of a bond with embedded options to changes in interest rates. It provides a more accurate measure of price volatility when, due to the embedded options, the cash flow characteristics of the bond change as interest rates shift.
Western Asset invests in the fixed income markets seeking to exceed returns of the Fund’s benchmark while approximating benchmark risk. Western Asset focuses on sector allocation, issue selection, duration weighting, and term structure when buying and selling securities for the Fund. Western Asset emphasizes diversification, the use of multiple strategies and identification of long-term trends. The three key factors that determine Western Asset’s allocation decisions for the Fund are: Western Asset’s broad economic outlook, its review of historical yield spreads for debt instruments versus Treasuries, and its evaluation of changes in credit quality and the corresponding impact on prices. Western Asset will determine the portion of the Fund’s assets it is responsible for to be allocated to non-U.S. dollar denominated securities from time to time. Western Asset Limited, an affiliate of Western Asset, has subadvisory responsibility for Western Asset’s non-U.S. dollar denominated investments. Western Asset Limited will select such investments based on its consideration of factors such as relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, and trade and current account balances.
Brandywine Global follows a value-driven, active, strategic approach to buying and selling securities for the Fund that considers duration, yield curve exposure, credit exposure, and sector weightings that are based upon the broad investment themes of its global macroeconomic research platform as they apply to U.S. markets. As part of its investment process, Brandywine Global develops an outlook for macroeconomic variables such as inflation, growth, and unemployment in the U.S., as well as in other countries that may impact U.S. fixed income sectors. Brandywine Global then develops a viewpoint on the business cycle and positions the strategy’s duration, sector weighting and credit exposures accordingly.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Strategic Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.42%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	143
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 584
MassMutual Strategic Bond Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.52%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	175
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	311
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 706
MassMutual Strategic Bond Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.62%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	207
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	366
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 827
MassMutual Strategic Bond Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.72%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 947
MassMutual Strategic Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.97%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 520
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	729
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	957
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,613
MassMutual Strategic Bond Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.87%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	286
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	502
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,124
MassMutual Strategic Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.12%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	636
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,414

[1]	The expenses in the above table reflect a written agreement by MML Advisers to waive 0.05% of its management fees through January 31, 2023. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.